Inventories - Additional Information (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Inventories [Line Items]
Raw materials and consumables recognized as fuel expenses	$ 230,993,754	$ 280,739,362	$ 295,148,838
Other non-current non-financial assets	12,545,299	12,853,459
Inventories written down due to obsolescence	0	0
Spare Parts and Materials [Member]
Disclosure Of Inventories [Line Items]
Other non-current non-financial assets	$ 4,324,153	$ 5,444,789